Segment reporting - Schedule of basis of geographical segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of basis of geographical segments [Line Items]
Revenue from contracts with customers	$ 423,748	$ 403,203	$ 403,739
South America
Schedule of basis of geographical segments [Line Items]
Revenue from contracts with customers	293,458	275,767	280,699
Central America
Schedule of basis of geographical segments [Line Items]
Revenue from contracts with customers	83,493	83,006	68,194
North America
Schedule of basis of geographical segments [Line Items]
Revenue from contracts with customers	39,026	34,237	46,330
Europe
Schedule of basis of geographical segments [Line Items]
Revenue from contracts with customers	$ 7,771	$ 10,193	$ 8,516